Accumulated Other Comprehensive Income - Changes in Accumulated Other Comprehensive Income by Component, Net of Tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	¥ (14,319,064)		¥ (15,304,673)	¥ (7,616,537)
Net current-period other comprehensive income/(loss)	1,786,864	$ 259,889	(266,244)	198,233
Balances	18,155,563	2,640,617	(14,319,064)	(15,304,673)
Foreign Currency Translation Adjustment
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	91,618		356,392	161,137
Other comprehensive (loss)/income before reclassification	1,787,553		(264,774)
Net current-period other comprehensive income/(loss)	1,787,553		(264,774)	195,255
Balances	1,879,171	273,314	91,618	356,392
Unrealized Gain on Available-for-Sale Debt Securities
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	1,508		2,978
Other comprehensive (loss)/income before reclassification	58,335		52,744
Amounts reclassified from accumulated other comprehensive income	(59,024)		(54,214)
Net current-period other comprehensive income/(loss)	(689)		(1,470)	2,978
Other comprehensive loss (income) attributable to noncontrolling interests	(44)
Balances	775	113	1,508	2,978
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income Loss [Line Items]
Balances	93,126		359,370	161,137
Other comprehensive (loss)/income before reclassification	1,845,888		(212,030)
Amounts reclassified from accumulated other comprehensive income	(59,024)		(54,214)
Net current-period other comprehensive income/(loss)	1,786,864		(266,244)	198,233
Other comprehensive loss (income) attributable to noncontrolling interests	(44)
Balances	¥ 1,879,946	$ 273,427	¥ 93,126	¥ 359,370